Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development expenses:
Research and development expenses, net	$ 195	$ 605	$ 2,061	$ 1,885
Expenses incurred	375	605
Less- government participation	(180)
Marketing expenses	168	172	822	759
General and administrative expenses	295	575	2,028	2,118
Total operating loss	658	1,352	4,911	4,762
Financial income, net	(1)	(2)	(2)	(28)
Loss for the period	$ 657	$ 1,350	$ 4,909	$ 4,734
Loss per share
Basic loss per common stock	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.07)
Dilutive loss per common stock	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.07)
Weighted-average shares basic	69,931,056	68,829,424	69,404,351	67,577,734
Weighted-average shares diluted	69,931,056	68,829,424	69,404,351	67,577,734